FINANCIAL INSTRUMENTS (Foreign Currency Risk Management) (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2021 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)
Derivative [Line Items]
Debt amount | $	$ 600.0		$ 700.0
NOK700 million senior unsecured bonds due 2023
Derivative [Line Items]
Aggregate debt amount		kr 700,000,000
NOK700 million senior unsecured bonds due 2024
Derivative [Line Items]
Aggregate debt amount		700,000,000			kr 700,000,000
NOK600 million senior unsecured bonds due 2025
Derivative [Line Items]
Aggregate debt amount		600,000,000		kr 600,000,000
Designated as hedging instrument | Cross currency interest rate contract due September 2023
Derivative [Line Items]
Debt amount	76.8	600,000,000
Designated as hedging instrument | Cross currency interest rate contract due September 2023
Derivative [Line Items]
Debt amount	11.3	100,000,000
Designated as hedging instrument | Cross currency interest rate contract due June 2024
Derivative [Line Items]
Debt amount	80.5	700,000,000
Designated as hedging instrument | Cross currency interest rate contract due January 2025
Derivative [Line Items]
Debt amount	$ 67.5	kr 600,000,000